Intangible Assets - Details Information About Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 1,268		$ 1,431	$ 1,343
Change in scope	0
Additions to intangible assets	82		117	141
Disposal of intangible assets	(50)		(7)
Reclassification	6		6
Depreciation expense	(174)		(217)	(231)
Translation adjustments	(24)		(61)	178
Ending balance	1,108	[1]	1,268	1,431
Gross value at end of period	3,125		3,146	3,190
Accumulated depreciation and impairment at end of period	(2,017)		(1,878)	(1,759)
Software and Patents [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	577		811	924
Change in scope	0
Additions to intangible assets	84		14	6
Disposal of intangible assets	(50)		(7)
Reclassification	6		6
Depreciation expense	(174)		(217)	(231)
Translation adjustments	(12)		(30)	112
Ending balance	431		577	811
Gross value at end of period	2,448		2,454	2,571
Accumulated depreciation and impairment at end of period	(2,017)		(1,878)	(1,759)
Assets Under Construction [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	691		619	419
Change in scope	0
Additions to intangible assets	(2)		103	135
Disposal of intangible assets	0
Reclassification	0
Depreciation expense	0
Translation adjustments	(12)		(31)	66
Ending balance	677		691	619
Gross value at end of period	677		$ 691	$ 517
Accumulated depreciation and impairment at end of period	$ 0

[1]	The 2019 Consolidated Financial Statements have been prepared according to the new IFRS 16 “Leases” standard with a new “right-of-use assets” category and a resulting significant increase of “lease debts” compared to the previous period (see note 2.2 for discussion of the application of IFRS 16 “Leases” from January 1, 2019 under the modified retrospective transition method). Prior periods have not been restated for the adoption.